Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Changes in the Fair Value of the Derivatives Designated as Fair Value Hedges and the Hedged Items Recorded in the Consolidated Statements of Income

	2009
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(67)	¥67

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

	2010	2011
	Millions of yen
Forward exchange contracts	¥26	¥(187)
Interest rate swap agreements	(339)	(1,289)
Currency swap agreements	(1,003)	(910)

Total	¥(1,316)	¥(2,386)

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥50	¥(33)	¥(114)
Interest rate swap agreements	Other, net	(134)	(413)	(654)
Currency swap agreements	Other, net	3,192	2,603	1,919

Total		¥3,108	¥2,157	¥1,150

Schedule of Changes in the Fair Value of the Derivatives Not Designated as Hedging Instruments Recorded in the Consolidated Statements of Income

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥(4,060)	¥(5)	¥(4,815)
Interest rate swap agreements	Other, net	(102)	(347)	74
Currency swap agreements	Other, net	(10,734)	14	(14)
Currency option agreements	Other, net	—	(1,552)	(3,426)

Total		(14,896)	(1,890)	(8,181)

Schedule of Estimated Fair Value of Financial Instruments

	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,157,992	¥4,290,762	¥4,192,674	¥4,354,131

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

	2010	2011
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥8	¥485
Interest rate swap agreements
Prepaid expenses and other current assets	631	1,235
Other assets	2,697	46
Currency swap agreements
Prepaid expenses and other current assets	—	5
Other assets	932	1,603

Subtotal	4,268	3,374

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	—	347
Interest rate swap agreements
Other assets	14	—
Currency swap agreements
Prepaid expenses and other current assets	14	—
Currency option agreements
Prepaid expenses and other current assets	—	1

Subtotal	28	348

Total	¥4,296	¥3,722

	2010	2011
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥196	¥4
Interest rate swap agreements
Other (Current liabilities)	51	153
Other (Long-term liabilities)	1,456	1,185
Currency swap agreements
Other (Current liabilities)	—	7,387
Other (Long-term liabilities)	4,385	2,142

Subtotal	6,088	10,871

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	—	941
Other (Long-term liabilities)	—	90
Interest rate swap agreements
Other (Current liabilities)	186	109
Other (Long-term liabilities)	485	474
Currency option agreements
Other (Current liabilities)	168	1
Other (Long-term liabilities)	1,384	1,859

Subtotal	2,223	3,474

Total	¥8,311	¥14,345

Cash Flow Hedging [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions

	2010	2011
	Millions of yen
Forward exchange contracts	¥6,927	¥5,666
Interest rate swap agreements	153,130	135,280
Currency swap agreements	¥142,666	¥142,280

Nondesignated [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions

	2010	2011
	Millions of yen
Forward exchange contracts	¥8	¥36,761
Interest rate swap agreements	80,000	89,332
Currency swap agreements	293	—
Currency option agreements	19,889	12,760